CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 2.4	₪ 2.4
Ordinary shares, shares authorized	90,000,000	30,000,000
Ordinary shares, shares issued	8,272,908	5,330,684
Ordinary shares, shares outstanding	8,272,908	5,330,684